Share-based Compensation - Schedule of share based compensation stock option activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation [Abstract]
Number of options - Beginning balance	5,902	8,329	6,991
Number of options - Granted	1,095	888	2,072
Number of options - Exercised	(1,538)	(2,962)
Number of options - Forfeited	(554)	(353)	(734)
Number of options - Ending balance	4,905	5,902	8,329	6,991
Number of options - Vested and exercisable	1,841	2,182
Weighted average exercise price per share - Beginning balance	$ 2.92	$ 2.43	$ 2.13
Weighted average exercise price per share - Granted	4.50	4.00	3.50
Weighted average exercise price per share - Exercised	2.45	1.84
Weighted average exercise price per share - Forfeited	3.75	3.14	2.60
Weighted average exercise price per share - Ending balance	3.33	2.92	$ 2.43	$ 2.13
Weighted average exercise price per share - Vested and exercisable	$ 2.66	$ 2.32
Weighted average remaining contractual life	2 years 11 months 8 days	3 years 25 days	3 years 21 days	3 years 4 months 24 days
Weighted average remaining contractual life - Vested and exercisable	1 year 8 months 15 days	1 year 10 months 20 days
Aggregate intrinsic value	$ 44,871	$ 139,326	$ 97,000	$ 29,468
Aggregate intrinsic value - Vested and exercisable	$ 18,085	$ 52,828